                                             UAM Funds
                                             Funds for the Informed Investor(SM)



C&B Balanced Portfolio
Semi-Annual Report                                                April 30, 1999
--------------------------------------------------------------------------------







                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   4
Statement of Assets and Liabilities.........................................   8
Statement of Operations.....................................................   9
Statement of Changes in Net Assets..........................................  10
Financial Highlights........................................................  11
Notes to Financial Statements...............................................  12

--------------------------------------------------------------------------------

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------

May 18, 1999

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C&B Balanced Portfolio for the six month period ended April 30, 1999.

For this period, the C&B Balanced Portfolio underperformed its benchmark in-dex. This Index consists of a blended return of 60% of the S&P 500 Index and 40% of the Lehman Brothers Government/Corporate Bond Index. Over this period, the C&B Balanced Portfolio appreciated 7.52% versus 13.34% for the benchmark index. Given our "high quality, low risk" approach and given the generous re-turns for this six month period, these results are not out of line with the expectations of the Cooke & Bieler style nor inconsistent with the firm's phi-losophy.

As of April 30, 1999, common stocks represented 56% of the Fund, bonds were 39% and cash reserves were 5%.

Equity Only Analysis
We believe equity investment philosophy and process is designed to produce competitive results during rising markets and strong relative results in flat and down periods.

The first half of this six-month period ended April 30, 1999 was particularly difficult for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was dominated by growth stocks. However, most recently from February to April, our style rebounded and the equity portion of the Portfolio outperformed the S&P 500 by over 800 basis points.

The strong fundamental characteristics of the companies held in the equity portion of the C&B Balanced Portfolio should provide this downside protection. These high quality characteristics include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and
(4) use of excess cash flow to repurchase stock.

Fixed Income Only Analysis
Cooke & Bieler's fixed income philosophy is designed to produce the same pat-tern of results as our equity philosophy. The return on the fixed income por-tion of the C&B Balanced Portfolio mirrored the return on the Lehman Brothers

UAM FUNDS                                               C & B BALANCED PORTFOLIO
--------------------------------------------------------------------------------

Government/Corporate Bond Index. The maturities are in line with the benchmark and the quality of the holdings remains high.

Sincerely,

Cooke & Bierler, Inc.

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------

 The investment results presented in the Adviser's letter represent past per-formance and should not be construed as a guarantee of future results. A Port-
  folio's performance assumes the reinvestment of all dividends and distribu-
                                    tions.
   There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by indi-
                               vidual investors.

                     Definition of the Comparative Indices

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 finan-cial, 40 utility and 20 transportation stocks.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged index com-posed of a combination of the Lehman Brothers Government and Corporate Bond Indices. The Lehman Brothers Government Bond Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Lehman Brothers Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international gov-ernments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then re-moved. All returns are market value weighted inclusive of accrued income.

The Composite Index, a hypothetical combination of unmanaged indices, reflects the Portfolio's typical mix of 60% stocks and 40% bonds. The index combines returns from the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index.

         Comparisons of performance assume reinvestment of dividends.
           Please note that one cannot invest in an unmanaged index.

UAM FUNDS                                             C & B BALANCED PORTFOLIO
                                                      APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 56.3%

                                                           Shares     Value+
                                                          --------- -----------

AEROSPACE & DEFENSE - 1.4%
 Raytheon Co., Class B...................................     3,500 $   245,875
                                                                    -----------

AUTOMOTIVE - 2.9%
 Dana Corp...............................................     3,900     183,788
 Eaton Corp. ............................................     3,400     311,737
                                                                    -----------
                                                                        495,525
                                                                    -----------

BEVERAGES, FOOD & TOBACCO - 8.9%
 Anheuser-Busch Cos., Inc................................     3,600     263,250
 Bestfoods...............................................     3,000     150,563
 McDonald's Corp.........................................     4,500     190,687
 Ralston-Ralston Purina Group............................     7,000     213,500
 UST, Inc. ..............................................     8,500     236,937
 Wendy's International Corp. ............................     7,000     189,438
 Whitman Corp. ..........................................    16,000     262,000
                                                                    -----------
                                                                      1,506,375
                                                                    -----------

CAPITAL EQUIPMENT - 4.2%
 Dover Corp..............................................     7,300     269,644
 Grainger (W.W.), Inc. ..................................     5,400     271,012
 Snap-On, Inc............................................     5,600     182,350
                                                                    -----------
                                                                        723,006
                                                                    -----------

CHEMICALS - 1.1%
 Nalco Chemical Co. .....................................     5,000     182,813
                                                                    -----------

CONSTRUCTION - 2.3%
 Sherwin-Williams Co. ...................................    12,500     389,062
                                                                    -----------

CONSUMER DURABLES - 2.2%
 Corning, Inc. ..........................................     6,600     377,850
                                                                    -----------

CONSUMER NON-DURABLES - 4.6%
 Hasbro, Inc. ...........................................    12,000     409,500
 NIKE, Inc., Class B.....................................     6,000     373,125
                                                                    -----------
                                                                        782,625
                                                                    -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                            APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


COMMON STOCKS - continued

                                                           Shares     Value+
                                                          --------- -----------

ELECTRONICS - 2.7%
 Molex Inc., Class A.....................................     6,000 $   173,250
 Motorola, Inc...........................................     3,600     288,450
                                                                    -----------
                                                                        461,700
                                                                    -----------

ENERGY - 4.4%
 Exxon Corp. ............................................     3,600     299,025
 Royal Dutch Petroleum Co. (NY Shares)...................     7,600     446,025
                                                                    -----------
                                                                        745,050
                                                                    -----------

FINANCIAL SERVICES - 5.3%
 First Union Corp. ......................................     2,000     110,750
 Marsh & McLennan Cos., Inc. ............................     4,400     336,875
 MBIA, Inc. .............................................     4,200     282,450
 State Street Corp. .....................................     2,000     175,000
                                                                    -----------
                                                                        905,075
                                                                    -----------

INSURANCE - 1.5%
 UNUM Corp. .............................................     4,000     218,500
 XL Capital Ltd. ........................................       545      33,075
                                                                    -----------
                                                                        251,575
                                                                    -----------

MULTI-INDUSTRY - 1.8%
 National Service Industries, Inc........................     4,500     175,219
 Raychem Corp............................................     4,900     129,544
                                                                    -----------
                                                                        304,763
                                                                    -----------

OFFICE EQUIPMENT - 2.7%
 Pitney Bowes, Inc. .....................................     3,200     223,800
 Xerox Corp. ............................................     4,000     235,000
                                                                    -----------
                                                                        458,800
                                                                    -----------

PHARMACEUTICALS - 3.1%
 Bristol-Myers Squibb Co. ...............................     5,000     317,812
 Merck & Co., Inc. ......................................     3,000     210,750
                                                                    -----------
                                                                        528,562
                                                                    -----------

RETAIL - 0.8%
 Dollar General Corp. ...................................     4,000     140,250
                                                                    -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                            APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


COMMON STOCKS - continued

                                                             Shares     Value+
                                                           ---------- -----------

SERVICES - 1.6%
 Sysco Corp. .............................................      9,200 $   273,125
                                                                      -----------

UTILITIES - 4.8%
 Duke Energy Corp.........................................      5,100     285,600
 Enron Corp...............................................      5,400     406,350
 NICOR, Inc. .............................................      3,200     116,400
                                                                      -----------
                                                                          808,350
                                                                      -----------
 TOTAL COMMON STOCKS (Cost $7,293,459)...............................   9,580,381
                                                                      -----------

CORPORATE OBLIGATIONS - 13.7%


                                                              Face
                                                             Amount
                                                           ----------
AEROSPACE & DEFENSE - 3.0%
 Boeing Co. 6.35%, 6/15/03................................ $  500,000     508,625
                                                                      -----------

BEVERAGES, FOOD & TOBACCO - 2.9%
 Philip Morris Cos., Inc. 6.37%, 2/1/06...................    500,000     494,720
                                                                      -----------

CONSUMER NON-DURABLES - 6.3%
 Clorox Co. 8.80%, 7/15/01................................  1,000,000   1,066,240
                                                                      -----------

ENERGY - 1.5%
 Amoco, Canada 7.25%, 12/1/02.............................    250,000     256,155
                                                                      -----------
 TOTAL CORPORATE OBLIGATIONS (Cost $2,255,845).......................   2,325,740
                                                                      -----------

U.S. GOVERNMENT AND AGENCY SECURITIES - 25.2%


FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.3%
  7.50%, 2/11/02..........................................  1,500,000   1,575,705
                                                                      -----------
U.S. TREASURY BONDS - 9.8%
  5.50%, 2/15/08..........................................    500,000     503,750
  7.50%, 11/15/16.........................................  1,000,000   1,171,250
                                                                      -----------
                                                                        1,675,000
                                                                      -----------
U.S. TREASURY NOTES - 6.1%
  6.125%, 8/15/07.........................................  1,000,000   1,045,940
                                                                      -----------
 TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $4,054,513).......   4,296,645
                                                                      -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              C & B BALANCED PORTFOLIO
                                            APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 3.8%


                                                           Face
                                                          Amount     Value+
                                                        ---------- -----------
REPURCHASE AGREEMENT - 3.8%
 Chase Securities, Inc. 4.87%, dated 4/30/99, due
  5/3/99, to be repurchased at $649,263, collateralized
  by $600,190 of various U.S. Treasury Notes, 5.50%-
  7.00% due from 5/15/06-5/15/08, valued at $649,342
  (Cost $649,000)...................................... $  649,000 $   649,000
                                                                   -----------
 TOTAL INVESTMENTS - 99.0% (Cost $14,252,817)(a)..................  16,851,766
                                                                   -----------
 OTHER ASSETS AND LIABILITIES (NET) - 1.0%........................     164,757
                                                                   -----------
 NET ASSETS - 100%................................................ $17,016,523
                                                                   ===========

  + See Note A to Financial Statements.
(a) The cost for federal income tax purpose was $14,252,817. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $2,598,949. This consisted of aggregate gross unrealized appreciation for all securities of $2,804,528 and aggregate gross unrealized depreciation for all securities of $205,579.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                            APRIL 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost.............................................. $14,252,817
                                                                   ===========
Investments, at Value - Note A.................................... $16,851,766
Cash..............................................................         469
Receivable for Investments Sold...................................     190,277
Interest Receivable...............................................     131,500
Dividends Receivable..............................................       7,625
Other Assets......................................................         125
                                                                   -----------
 Total Assets.....................................................  17,181,762
                                                                   -----------
Liabilities
Payable for Investments Purchased.................................     144,441
Payable for Investment Advisory Fees - Note B.....................       1,679
Payable for Administrative Fees - Note C..........................       6,694
Payable for Directors' Fees - Note F..............................       1,509
Other Liabilities.................................................      10,916
                                                                   -----------
 Total Liabilities................................................     165,239
                                                                   -----------
Net Assets........................................................ $17,016,523
                                                                   ===========
Net Assets Consist of:
Paid in Capital................................................... $13,527,728
Undistributed Net Investment Income...............................      52,472
Accumulated Net Realized Gain.....................................     837,374
Unrealized Appreciation...........................................   2,598,949
                                                                   -----------
Net Assets........................................................ $17,016,523
                                                                   ===========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value) (Authorized
 25,000,000)......................................................   1,472,578
Net Asset Value, Offering and Redemption Price Per Share..........      $11.56
                                                                        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends.......................................................... $   87,522
Interest...........................................................    260,527
                                                                    ----------
 Total Income......................................................    348,049
                                                                    ----------
Expenses
Investment Advisory Fees - Note B..................................     56,976
Administrative Fees - Note C.......................................     48,421
Audit Fees.........................................................      7,911
Registration and Filing Fees.......................................      7,782
Printing Fees......................................................      7,687
Directors' Fees  - Note F..........................................      2,011
Shareholder Servicing Fees.........................................        199
Custodian Fees - Note D............................................      1,890
Other Expenses.....................................................      4,159
Investment Advisory Fees Waived - Note B...........................    (45,875)
                                                                    ----------
 Net Expenses Before Expense Offset................................     91,161
Expense Offset - Note A............................................        (18)
                                                                    ----------
 Net Expenses After Expense Offset.................................     91,143
                                                                    ----------
Net Investment Income..............................................    256,906
                                                                    ----------
Net Realized Gain on Investments...................................    871,918
Net Change in Unrealized Appreciation/Depreciation on
 Investments ......................................................    161,141
                                                                    ----------
Net Gain on Investments............................................  1,033,059
                                                                    ----------
Net Increase in Net Assets Resulting from Operations............... $1,289,965
                                                                    ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                       Six Months
                                                         Ended      Year Ended
                                                     April 30, 1999 October 31,
                                                      (Unaudited)      1998
                                                     -------------- -----------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income.............................   $   256,906   $   656,469
 Net Realized Gain.................................       871,918     2,981,663
 Net Change in Unrealized
  Appreciation/Depreciation........................       161,141    (1,614,208)
                                                      -----------   -----------
 Net Increase in Net Assets Resulting from
  Operations.......................................     1,289,965     2,023,924
                                                      -----------   -----------
Distributions:
 Net Investment Income.............................      (253,922)     (665,504)
 Net Realized Gain.................................    (2,992,465)   (2,725,232)
                                                      -----------   -----------
 Total Distributions...............................    (3,246,387)   (3,390,736)
                                                      -----------   -----------
Capital Share Transactions:(1)
 Issued............................................        17,507     2,954,616
 In Lieu Of Cash Distributions.....................     3,175,483     3,282,923
 Redeemed..........................................    (4,533,126)   (8,623,476)
                                                      -----------   -----------
 Net Decrease from Capital Share Transactions......    (1,340,136)   (2,385,937)
                                                      -----------   -----------
 Total Decrease....................................    (3,296,558)   (3,752,749)
Net Assets:
 Beginning of Period...............................    20,313,081    24,065,830
                                                      -----------   -----------
 End of Period (including undistributed net
  investment income of $52,472 and $49,488,
  respectively)....................................   $17,016,523   $20,313,081
                                                      ===========   ===========
(1) Shares Issued and Redeemed:
 Issued............................................         1,504       234,000
 In Lieu of Cash Distributions.....................       291,914       263,863
 Redeemed..........................................      (403,062)     (665,567)
                                                      -----------   -----------
                                                         (109,644)     (167,704)
                                                      ===========   ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                           Six Months
                             Ended              Years Ended October 31,
                         April 30, 1999 -------------------------------------------
                          (Unaudited)    1998     1997     1996     1995     1994
                         -------------- -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....    $ 12.84     $ 13.75  $ 12.94  $ 13.13  $ 11.86  $ 12.68
                            -------     -------  -------  -------  -------  -------
Income From Investment
 Operations:
 Net Investment Income..       0.17        0.41     0.42     0.45     0.52     0.48
 Net Realized and
  Unrealized Gain
  (Loss)................       0.65        0.66     1.98     1.29     1.51    (0.39)
                            -------     -------  -------  -------  -------  -------
 Total From Investment
  Operations............       0.82        1.07     2.40     1.74     2.03     0.09
                            -------     -------  -------  -------  -------  -------
Distributions:
 Net Investment Income..      (0.17)      (0.41)   (0.44)   (0.45)   (0.52)   (0.47)
 Net Realized Gain......      (1.93)      (1.57)   (1.15)   (1.48)   (0.24)   (0.44)
                            -------     -------  -------  -------  -------  -------
 Total Distributions....      (2.10)      (1.98)   (1.59)   (1.93)   (0.76)   (0.91)
                            -------     -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................    $ 11.56     $ 12.84  $ 13.75  $ 12.94  $ 13.13  $ 11.86
                            =======     =======  =======  =======  =======  =======
Total Return+...........       7.52%**     8.56%   20.39%   14.70%   17.83%    0.74%
                            =======     =======  =======  =======  =======  =======
Ratios and Supplemental
 Data
Net Assets, End of
 Period (Thousands).....    $17,017     $20,313  $24,066  $22,629  $24,146  $32,077
Ratio of Expenses to
 Average Net Assets.....       1.00%*      1.00%    1.00%    1.00%    1.00%    1.00%
Ratio of Net Investment
 Income to Average Net
 Assets.................       2.82%*      2.97%    3.20%    3.51%    3.80%    3.84%
Portfolio Turnover
 Rate...................         16%         24%      35%      21%      22%      24%
Ratio of Voluntarily
 Waived Fees and
 Expenses Assumed by
 Affiliates to Average
 Net Assets.............       0.50%*      0.31%    0.24%    0.29%    0.03%    0.01%
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................       1.00%*      1.00%    1.00%    1.00%    1.00%     N/A

 * Annualized
** Not Annualized
 + Total Return would have been lower had certain fees not been waived and ex-
   penses assumed by Affiliates.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The C & B Bal-anced Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diver-sified, open-end management investment company. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the average be-tween the last reported bid and the last reported offer prices quoted on such day. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from deal-ers, market transactions in comparable securities and various relation-ships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------

  extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repur-chase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or reten-tion of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. Distributions to Shareholders: The Portfolio will distribute substan-tially all of its net investment income quarterly. Any realized net capi-tal gains will be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be di-rectly attributed are apportioned

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------

  among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing and transfer agent services to the Portfolio un-der a Fund Administration Agreement. The Administrator has entered into a Mu-tual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including administrative and fund accounting services. The Administrator has entered into an Agency Agreement with DST Sys-tems, Inc. ("DST"), under which DST provides transfer agent and dividend-dis-bursing services. The Administrator has also entered into an agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, to serve as the shareholder-servicing agent for the UAM Funds.

  In exchange for administrative services, the Portfolio pays a five-part fee to the Administrator as follows:
  --Effective April 15, 1999, an annual base fee, which is retained by the Administrator, calculated at an annual rate equal to $14,500 for the first operational share class.
  --A portfolio-specific monthly fee of 0.06% per annum of the average daily net assets of the Portfolio, which is retained by the Administrator.
  --An annual base fee that the Administrator pays to CGFSC for its adminis-trative and fund accounting services calculated at an annual rate of no more than $52,500 for the first operational share class; plus 0.039% of their pro rata share of the combined average net assets of the UAM
    Funds.
  --An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------

  --An annual base fee that the Administrator pays to UAMSSC for its serv-ices as shareholder-servicing agent equal to $7,500 for the first opera-tional share class.

  The Portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

  For the six months ended April 30, 1999, the Administrator earned $48,421 from the Portfolio of which $32,666 and $4,007 was paid to CGFSC and UAMSSC, respectively, for their services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's as-sets and the assets are held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. Directors' Fees: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. Purchases and Sales: For the six months ended April 30, 1999, the Portfo-lio made purchases of $2,813,953 and sales of $4,155,332 of investment securi-ties other than long-term U.S. Government and short-term securities. There were no purchases of U.S. Government securities. Sales of long-term U.S. Gov-ernment securities were $1,625,156.

  H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quar-ter, is accrued by each participating portfolio based on its average daily un-used portion of the line of credit. During the six months ended April 30, 1999, the Portfolio had no borrowings under the agreement.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
--------------------------------------------------------------------------------

  I. Other: At April 30, 1999, 46.8% of total shares outstanding were held by 1 record shareholder.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Director                                Assistant Secretary

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (825-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.